Pension and other post-retirement benefits	6 Months Ended
Jun. 30, 2021
Pension and other post-retirement benefits
27 Pension and other post-retirement benefits
The Group sponsors defined contribution pension plans, defined benefit pension plans and other post-retirement defined benefit plans. The Group recognized expenses of CHF 60 million, CHF 70 million, CHF 58 million, CHF 130 million and CHF 154 million, related to its defined contribution pension plans in 2Q21, 1Q21, 2Q20, 6M21 and 6M20, respectively.
> Refer to “Note 32 – Pension and other post-retirement benefits” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2020 for further information.
The Group expects to contribute CHF 338 million to the Swiss and international defined benefit plans and other post-retirement defined benefit plans in 2021. As of the end of 2Q21, CHF 180 million of contributions have been made.
Components of net periodic benefit costs
in	2Q21	1Q21	2Q20	6M21	6M20
Net periodic benefit costs/(credits) (CHF million)
Service costs on benefit obligation	60	60	55	120	109
Interest costs on benefit obligation	15	15	23	30	47
Expected return on plan assets	(120)	(123)	(109)	(243)	(219)
Amortization of recognized prior service cost/(credit)	(31)	(29)	(41)	(60)	(83)
Amortization of recognized actuarial losses	93	93	87	186	174
Settlement losses/(gains)	2	(10)	2	(8)	5
Curtailment losses/(gains)	2	(1)	0	1	0
Special termination benefits	3	10	0	13	3
Net periodic benefit costs	24	15	17	39	36
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses or, except for 2Q20 and 6M20, in restructuring expenses.

Bank
Pension and other post-retirement benefits
26 Pension and other post-retirement benefits
> Refer to “Note 27 – Pension and other post-retirement benefits” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q21 and “Note 31 – Pension and other post-retirement benefits” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2020 for further information.
The Bank contributed and recognized expenses of CHF 243 million and CHF 264 million related to its defined contribution pension plans in 6M21 and 6M20, respectively.
The Bank expects to contribute CHF 16 million to the international single-employer defined benefit pension plans and CHF 11 million to other post-retirement defined benefit plans in 2021. As of the end of 6M21, CHF 10 million and CHF 5 million of contributions had been made to the international single-employer and other post-retirement defined benefit pension plans, respectively.
Components of net periodic benefit costs
in	6M21	6M20
Net periodic benefit costs/(credits) (CHF million)
Service costs on benefit obligation	7	8
Interest costs on benefit obligation	25	37
Expected return on plan assets	(34)	(44)
Amortization of recognized prior service cost/(credit)	1	1
Amortization of recognized actuarial losses	8	7
Settlement losses/(gains)	(10)	0
Net periodic benefit costs	(3)	9
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses.